Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2020 CNY (¥) PerformanceObligation $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥
Significant Accounting Policies [Line Items]
Sale or purchase of assets or rights minimum amount		¥ 50
Option agreement maximum contract amount		¥ 50
Aggregate percentage of variable interest entity assets on Group's consolidated total assets		32.70%	26.80%		32.70%
Aggregate percentage of variable interest entity liabilities on Group's consolidated total liabilities		32.20%	60.60%		32.20%
Consolidated VIE assets		¥ 3,260,894	¥ 3,968,702		$ 499,755
Consolidated VIE creditor		¥ 4,473,021	4,707,065		$ 685,522
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥		6.5250			6.5250
Rate of VAT	3.00%	6.00%
Advertising expenses		¥ 1,090,933	937,145	¥ 983,012
Cash and cash equivalents available for conversion to foreign currency		¥ 131,810	¥ 259,612
Percentage of cash and cash equivalents available for conversion to foreign currency		17.30%	18.50%		17.30%
Total Net Revenues | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Revenues from customers individually representing portion of total net revenues		10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies		¥ 37,727	¥ 14,692	¥ 28,688
ASU 2018-11
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted		true			true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2019			Jan. 01, 2019
Practical expedients, package		true
ASU 2016-13
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted		true			true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2020			Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect		true			true
ASU 2018-13
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted		true			true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2020			Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect		true			true
ASU 2018-13
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted		true			true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2020			Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect		true			true
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period		30 months
Professional Certification Preparation and Professional Skills Courses
Significant Accounting Policies [Line Items]
Weighted average service period		9 months
Online Education Service and Insurance Service [Member]
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation		2
Land Use Right
Significant Accounting Policies [Line Items]
Term of land certificate		50 years
VIEs
Significant Accounting Policies [Line Items]
Consolidated VIE assets		¥ 1,067,437	1,061,670
Consolidated VIE creditor		1,439,665	¥ 2,854,823
VIEs | Nonrecourse
Significant Accounting Policies [Line Items]
Consolidated VIE creditor		0
VIEs | Assets Pledged as Collateral
Significant Accounting Policies [Line Items]
Consolidated VIE assets		¥ 0
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable		3 months
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price		24 hours
Time for refund of transaction price to undelivered courses		7 days
Term of repayment of principal installments on which interest expense and service fees payable		18 months
WFOE | Minimum
Significant Accounting Policies [Line Items]
Ownership percentage by parent		10.00%			10.00%
WFOE | Maximum
Significant Accounting Policies [Line Items]
Ownership percentage by parent		100.00%			100.00%